Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Class A Common Shares
Numerator:
Net loss attributable to common shareholders	¥ (2,028)	$ (283)	¥ (2,674)
Denominator:
Weighted average number of shares used in calculating basic loss per share	63,325,008	63,325,008	62,645,540
Weighted average number of shares used in calculating diluted loss per share	63,325,008	63,325,008	62,645,540
Basic loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Diluted loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Class B Common Shares
Numerator:
Net loss attributable to common shareholders	¥ (545)	$ (77)	¥ (725)
Denominator:
Weighted average number of shares used in calculating basic loss per share	17,000,189	17,000,189	17,000,189
Weighted average number of shares used in calculating diluted loss per share	17,000,189	17,000,189	17,000,189
Basic loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.04)
Diluted loss per share | (per share)	¥ (0.03)	$ 0	¥ (0.04)